Prepaid Expenses and Deferred Costs	12 Months Ended
Dec. 31, 2016
Prepaid Expenses
Prepaid Expenses and Deferred Costs

2. Prepaid Expenses and Deferred Costs

Prepaid expenses and deferred costs primarily consist of prepayment of licenses and maintenance fees, or deposits with, the providers of RDC software capabilities to the Company.